Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 25,621	$ 25,968	$ 30,528
Adjustments to reconcile net income to net cash provided by operating activities:
(Reversal of provision) provision for credit losses	(2,939)	(20)	2,096
Provision for unamortized produced content			112
Depreciation and amortization	6,882	3,781	3,385
Impairment of intangible assets	1,199
Amortization of right-of-use assets	122	41	394
Loss from early termination of right-of-use assets		15
Deferred income tax expense (benefits)	73	(33)	63
Share based compensation for employees	3,429	1,745
Written off of property and equipment	11	2	2
Amortization of loan origination fees		10	16
Change in fair value of warrant liability			(86)
Income from waive of other payables	(22)	(156)
Changes in assets and liabilities
Accounts receivable	1,538	1,924	15,205
Prepayment and other current assets	(10,218)	(514)	(22,270)
Unamortized produced content		(16)	682
Accounts payable	599	(7,402)	3,325
Contract liabilities	(26)	(101)	(14)
Accrued liabilities and other payables	(1,497)		(370)
Other taxes payable	(6,722)	(2,347)	9,477
Lease liabilities	(111)	(22)	(371)
Net cash provided by operating activities	17,939	22,875	42,174
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment		(1)	(3)
Purchase of intangible assets	(709)	(24,861)
Net cash used in investing activities	(709)	(24,862)	(3)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans	7,652	12,507	4,660
Repayments of short-term bank loans	(12,522)	(6,949)	(4,802)
Proceeds from long-term bank loans			1,412
Payment of loan origination fees		(32)	(58)
Contribution (withdrawal of) from shareholders		5,525	(791)
Borrowings from related parties	1,650		1,600
Repayments to related parties		(500)
Proceeds from issuance of ordinary shares in connection with a private placement	21,044		80,000
Net cash provided by financing activities	17,824	10,551	82,021
Effect of exchange rate changes	9,368	(5,429)	(149)
Net increase in cash and cash equivalents	44,422	3,135	124,043
Cash and cash equivalents, at beginning of year	197,660	194,525	70,482
Cash and cash equivalents, at end of year	242,082	197,660	194,525
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interests paid	366	325	271
Income tax paid
SUPPLEMENTAL DISCLOSURE OF NON-CASH FLOW INFORMATION:
Acquisition of intangible assets from prepayments	14,390	4,464	4,464
Right-of-use assets obtained in exchange for operating lease liabilities		$ 385